Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value [Table Text Block]
The following table represents the fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2015 and 2014:

	As of December 31, 2015
Description	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$614,283	$-	$-	$614,283

Total investment in money market funds	$614,283	$-	$-	$614,283

Liabilities
Embedded conversion options	$-	$-	$-	$-
Stock purchase warrants	-	-	-	-

Total derivative liabilities	$-	$-	$-	$-

	As of December 31, 2014
Description	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$15,736,350	$-	$-	$15,736,350

Total investment in money market funds	$15,736,350	$-	$-	$15,736,350

Liabilities
Embedded conversion options	$-	$-	$4,362,225	$4,362,225
Stock purchase warrants	-	-	25,484,596	25,484,596

Total derivative liabilities	$-	$-	$29,846,821	$29,846,821

Fair Value, Measurement Inputs, Disclosure [Table Text Block]

	As of September 30, 2016
Description	Level 1	Level 2	Level 3	Total
Assets - money market funds	$2,501,211	$-	$-	$2,501,211

The following table represents the fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2015.

As of December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets - money market funds	$614,283	$-	$-	$614,283

Liabilities:
Warrant liabilities	$-	$-	$-	$-
Embedded conversion option	$-	$-	$-	$-

The following tables set forth a summary of changes in the fair value of Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2015 and 2014:

				Reclassified
	Balance at		Effect of	to Additional		Balance at
	December 31,	Established in	Conversion to	Paid-In	Change in	December 31,
Description	2014	2015	Common Stock	Capital	Fair Value	2015

Derivative liabilities:
Embedded conversion options	$4,362,225	$-	$-	$-	$(4,362,225)	$-
Stock purchase warrants	25,484,596	-	-	-	(25,484,596)	-

				Reclassified
	Balance at		Effect of	to Additional		Balance at
	December 31,	Established in	Conversion to	Paid-In	Change in	December 31,
Description	2013	2014	Common Stock	Capital (1)	Fair Value	2014

Derivative liabilities:
Embedded conversion options	$1,515,540	$8,825,935	$(1,932,693)	$-	$(4,046,557)	$4,362,225
Stock purchase warrants	1,733,055	29,137,682	-	(1,331,776)	(4,054,365)	25,484,596

(1) Various warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following tables set forth a summary of changes in the fair value of Level 3 liabilities measured at fair value on a recurring basis for the periods presented:

	Predecessor
	Balance at January 1, 2015	Established in 2015	Change in Fair Value	Balance at September 30, 2015
Description
Liabilities:
Embedded conversion option	$4,362,225	-	(3,965,990)	$396,235
Warrant liabilities	$25,484,596	-	(23,282,901)	$2,201,695

	Predecessor
	Balance at July 1, 2015	Established in 2015	Change in Fair Value	Balance at September 30, 2015
Description
Liabilities:
Embedded conversion option	$5,112,346	-	(4,716,111)	$396,235
Warrant liabilities	$11,885,468	-	(9,683,773)	$2,201,695

Predecessor
	Balance at January 1, 2016	Established in 2016	Change in Fair Value	Balance at May 4, 2016
Description
Liabilities:
Embedded conversion option	$-	-	-	$-
Warrant liabilities	$-	-	-	$-

Schedule of Impaired Intangible Assets [Table Text Block]
The intangible assets in the table below were measured in 2014 at fair value on a non-recurring basis on the date of impairment. Our intangible assets measured at fair value in 2015, our IPR&D asset and our goodwill, were determined to have de minimus value.

2014	Level 1	Level 2	Level 3	Total
Intangible assets
Intangible assets - IPR&D	$—	$—	$25,926,000	$25,926,000
Intangible assets – Trademarks	—	—	706,229	706,229
Total	$—	$—	$26,632,229	$26,632,229

Fair Value Measurements, Nonrecurring [Table Text Block]
The Successor Company’s property and equipment and intangible assets are measured at fair value on a non-recurring basis, upon establishment pursuant to fresh start accounting, and upon impairment. The Successor Company determined the fair value of its intangibles assets as of the Effective Date as follows:

Identifiable Intangible Asset	Valuation Method	Significant Unobservable Inputs	Estimated Fair Value

Trademarks	Income approach - royalty savings method	Projected sales	$917,000
		Estimated royalty rates
		Discount rate

Technology	Income approach - royalty savings method	Projected sales	$6,576,000
		Estimated royalty rates
		Discount rate

Clinician Relationships	Income approach - excess earnings method	Projected sales	$904,000
		Estimated attrition
		Projected margins
		Discount rate